SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
CIK 0001839990 Artemis Strategic Investment Corp [Member]
Reconciliation of Net Income/(Loss) per Common Share

	Three Months Ended	Three Months Ended
	June 30, 2022	June 30, 2021
Class A Common Stock
Numerator: Net income allocable to Class A Common Stock	$3,614,039	$—
Denominator: Weighted Average Class A Common Stock, Basic and Diluted	20,125,000	—
Net income per share, Class A, basic and diluted	$0.18	$—

Class B Common Stock
Numerator: Net income/(loss) allocable to Class B common stock	$903,510	$(9,098)
Denominator: Class B Common Stock, Basic and Diluted	5,031,250	5,031,250
Net income/(loss) per share, Class B, basic and diluted	$0.18	$(0.00)

		For the period from
	Six Months Ended	January 4, 2021 to
	June 30, 2022	June 30, 2021
Class A Common Stock
Numerator: Net income allocable to Class A Common Stock	$2,610,650	$—
Denominator: Weighted Average Class A Common Stock, Basic and Diluted	20,125,000	—
Net income per share, Class A, basic and diluted	$0.13	$—

Class B Common Stock
Numerator: Net income/(loss) allocable to Class B common stock	$652,662	$(10,694)
Denominator: Class B Common Stock, Basic and Diluted	5,031,250	5,031,250
Net income/(loss) per share, Class B, basic and diluted	$0.13	$(0.00)

December 31,
2021
Redeemable Class A Common Stock
Numerator: Net income allocable to Class A Common Stock	$162,830
Denominator: Weighted Average Class A Common Stock, Basic and Diluted	4,947,859
Net income per share, Class A common stock, basic and diluted	$0.03

Non-Redeemable Class B Common Stock
Numerator: Net Loss allocable to Class B common stock	$149,288
Denominator: Class B Common Stock, Basic and Diluted	4,536,343
Net income per share, Class B common stock, basic and diluted	$0.03